Property and equipment - Additional Information (Details) - CAD ($)	Aug. 31, 2021	Aug. 31, 2020
Moulds
Disclosure of detailed information about property, plant and equipment [line items]
Asset not depreciated and not ready for use	$ 125,833
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Asset not depreciated and not ready for use		$ 34,818